SUPPLEMENT DATED JUNE 29, 2000 TO PROSPECTUSES*


________________________

	The following information supersedes the inofrmation set forth in the Prospectus under "Distributor":

	The fund has entered into an agreement with Salomon Smith
Barney Inc. and PFS Distributors, Inc. to distribute the fund's shares.

SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
	December 20, 1999+
SMITH BARNEY APPRECIATION FUND INC.
April 28, 2000+
SMITH BARNEY CONCERT ALLOCATION SERIES INC.
June 1, 1999+
SMITH BARNEY EQUITY FUNDS
	CONCERT SOCIAL AWARENESS FUND
May 30, 2000+
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
	January 28, 2000+
SMITH BARNEY INCOME FUNDS
	SMITH BARNEY DIVERSIFIED STRATEGIC INCOME FUND
	November 28, 1999,
	as amended June 2, 2000
	SMITH BARNEY EXCHANGE RESERVE FUND
November 28, 1999
SMITH BARNEY INVESTMENT FUNDS INC.
CONCERT PEACHTREE GROWTH FUND
March 13, 2000,
	as
amended
March
13,2000+
	INVESTMENT GRADE BOND FUND
April 28, 2000
SMITH BARNEY MONEY FUNDS, INC.
	CASH PORTFOLIO
April 28, 2000
_________________
*  Prospectuses dated:
+  As amended May 18,2000

FD 1940